VIA EDGAR

August 2, 2021

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of the prospectus and the statement of additional information, dated July 30, 2021, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of the prospectus and the statement of additional information contained in the registration statement that was electronically filed under Rule 485(b) as Post-Effective Amendment No. 156 filed on July 13, 2021.

If you have any questions regarding this certification, please contact the undersigned at 212-314-2173.

Sincerely
EQ Advisors Trust

/s/ Victoria Zozulya
Victoria Zozulya
Vice President and Assistant Secretary

cc: K&L Gates LLP